EARNINGS PER SHARE - Narrative (Details) - shares	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [line items]
Weighted average number of shares outstanding, basic (in shares)		85,000,000	81,600,000
Weighted average number of shares outstanding, diluted (in shares)		85,000,000	81,600,000
Class C shares
Earnings per share [line items]
Weighted average number of shares outstanding, basic (in shares)	19,903,823
Weighted average number of shares outstanding, diluted (in shares)	19,903,823